Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Basic Earnings Per Share

Continuing and discontinued operations	2023	2022

Net result attributable to owners of Aegon Ltd. from continuing and discontinued operations	(179)	(570)

Coupons on perpetual securities	(48)	(36)
Net result attributable to owners for basic earnings per share calculation from continuing and discontinued operations	(227)	(606)

Net result attributable to common shareholders from continuing and discontinued operations	(225)	(602)

Net result attributable to common shareholders B from continuing and discontinued operations	(1)	(4)

Weighted average number of common shares outstanding (in million)	1,879	2,010

Weighted average number of common shares B outstanding (in million)	490	536

Basic earnings per common share (EUR per share) from continuing and discontinued operations	(0.12)	(0.30)

Basic earnings per common share B (EUR per share) from continuing and discontinued operations	-	(0.01)

Continuing operations	2023	2022

Net result attributable to owners of Aegon Ltd. from continuing operations	(162)	727

Coupons on perpetual securities	(48)	(36)
Net result attributable to owners for basic earnings per share calculation from continuing operations	(210)	691

Net result attributable to common shareholders from continuing operations	(209)	686

Net result attributable to common shareholders B from continuing operations	(1)	5

Weighted average number of common shares outstanding (in million)	1,879	2,010

Weighted average number of common shares B outstanding (in million)	490	536

Basic earnings per common share (EUR per share) from continuing operations	(0.11)	0.34

Basic earnings per common share B (EUR per share) from continuing operations	-	0.01

Discontinued operations	2023	2022

Net result attributable to owners of Aegon Ltd. from discontinued operations	(17)	(1,296)
Net result attributable to owners for basic earnings per share calculation from discontinued operations	(17)	(1,296)

Net result attributable to common shareholders from discontinued operations	(16)	(1,288)

Net result attributable to common shareholders B from discontinued operations	-	(9)

Weighted average number of common shares outstanding (in million)	1,879	2,010

Weighted average number of common shares B outstanding (in million)	490	536

Basic earnings per common share (EUR per share) from discontinued operations	(0.01)	(0.64)

Basic earnings per common share B (EUR per share) from discontinued operations	-	(0.02)